UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [X]; Amendment Number: 1
   This Amendment (Check only one):   [X]  is a restatement.
                                      [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Marvin & Palmer Associates, Inc.
Address:    1201 N. Market Street
            Suite 2300
            Wilmington, Delaware 19801

Form 13F File Number: 28-2633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Karen T. Buckley
Title:       Senior Vice President
Phone:       (302) 573-3570

Signature, Place, and Date of Signing:

/s/ Karen T. Buckley          Wilmington, Delaware             June 1, 2000

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                           Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   3

Form 13F Information Table Entry Total:    187

Form 13F Information Table Value Total:    $2,866,951
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 No.      Form 13F File Number           Name

 1        [File Number Pending]         Atlas Asset Management, Inc
 2        28-7164                       Bear Stearns Asset Management Inc.
 3        28-551                        U.S. Bancorp




                                               Form 13F INFORMATION TABLE

-----------------------------------------------------------------------------------------------------------------
      Column 1                   Column 2   Column 3    Column 4     Column 5   Column 6   Column 7   Column 8
-----------------------------------------------------------------------------------------------------------------
   Name of Issuer                Title of     CUSIP       VALUE      SHRS OR   INVESTMENT   OTHER       VOTING
                                  Class                 (x$1000)     SH/PUT/   DISCRETION  MANAGERS    AUTHORITY
                                                                     PRN AMT                          SOLE SHARED
                                                                     PRN CALL                             NONE
-----------------------------------------------------------------------------------------------------------------
Affymetrix Inc                     COM      00826T108     18,481      124,500    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Affymetrix Inc                     COM      00826T108        148        1,000    Sole                     None
-----------------------------------------------------------------------------------------------------------------
724 Solutions Inc                  COM      81788Q100        311        2,500    Defined       2          Sole
-----------------------------------------------------------------------------------------------------------------
724 Solutions Inc                  COM      81788Q100      2,751       22,100    Defined       3          Sole
-----------------------------------------------------------------------------------------------------------------
724 Solutions Inc                  COM      81788Q100     18,575      149,200    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Amdocs Ltd                         COM      G02602103      9,823      133,300    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Amdocs Ltd                         COM      G02602103         81        1,100    Defined       1          Sole
-----------------------------------------------------------------------------------------------------------------
Amdocs Ltd                         COM      G02602103        759       10,300    Defined       3          Sole
-----------------------------------------------------------------------------------------------------------------
America Online                     COM      02364J104     10,135      150,700    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
America Online                     COM      02364J104        134        2,000    Sole                     None
-----------------------------------------------------------------------------------------------------------------
American Power Conversion          COM      029066107      9,394      219,100    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
American Power Conversion          COM      029066107         73        1,700    Sole                     None
-----------------------------------------------------------------------------------------------------------------
Amgen Inc.                         COM      031162100     81,660    1,330,500    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Amgen Inc.                         COM      031162100        374        6,100    Sole                     None
-----------------------------------------------------------------------------------------------------------------
Ariba Inc                          COM      04033V104     22,052      105,200    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Ariba Inc                          COM      04033V104        273        1,300    Sole                     None
-----------------------------------------------------------------------------------------------------------------
Asiainfo Holdings                  COM      04518A104        847       14,000    Defined       1          Sole
-----------------------------------------------------------------------------------------------------------------
ASM International - ADR            ADR      N07045102      2,233       77,000    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
ASM Lithography Holding            COM      N07059111      1,788       16,000    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Broadcom Corp                      COM      111320107     41,629      171,400    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Broadcom Corp                      COM      111320107        413        1,700    Sole                     None
-----------------------------------------------------------------------------------------------------------------
Brocade Communications             COM      111621108     21,320      118,900    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Brocade Communications             COM      111621108        287        1,600    Sole                     None
-----------------------------------------------------------------------------------------------------------------
Charles Schwab                     COM      808513105     27,889      490,900    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Charles Schwab                     COM      808513105        341        6,000    Sole                     None
-----------------------------------------------------------------------------------------------------------------
Chartered Semiconductor - ADR      ADR      16133R106      1,998       21,200    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Chartered Semiconductor - ADR      ADR      16133R106        170        1,800    Defined       3          Sole
-----------------------------------------------------------------------------------------------------------------
Check Point Software               COM      M22465104    105,101      614,400    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Check Point Software               COM      M22465104        257        1,500    Defined       1          Sole
-----------------------------------------------------------------------------------------------------------------
Check Point Software               COM      M22465104        838        4,900    Defined       2          Sole
-----------------------------------------------------------------------------------------------------------------
Check Point Software               COM      M22465104     12,505       73,100    Defined       3          Sole
-----------------------------------------------------------------------------------------------------------------
China Telecom HK LTD - ADR         ADR      169428109     49,453      279,000    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
China Telecom HK LTD - ADR         ADR      169428109      1,205        6,800    Defined       1          Sole
-----------------------------------------------------------------------------------------------------------------
China Telecom HK LTD - ADR         ADR      169428109      3,155       17,800    Defined       3          Sole
-----------------------------------------------------------------------------------------------------------------
Chinadotcom Corporation            COM      G2108N109     14,232      175,700    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Chinadotcom Corporation            COM      G2108N109        105        1,300    Defined       1          Sole
-----------------------------------------------------------------------------------------------------------------
Chinadotcom Corporation            COM      G2108N109        932       11,500    Defined       3          Sole
-----------------------------------------------------------------------------------------------------------------
Cisco Systems                      COM      17275R102    149,749    1,936,926    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Cisco Systems                      COM      17275R102        912       11,800    Sole                     None
-----------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                    COM      172967101     56,188      947,330    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                    COM      172967101        279        4,700    Sole                     None
-----------------------------------------------------------------------------------------------------------------
Colt Telecom Group Spons ADR       ADR      196877104      3,008       15,200    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Commerce One Inc                   COM      200693109     12,746       85,400    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Commerce One Inc                   COM      200693109        134          900    Sole                     None
-----------------------------------------------------------------------------------------------------------------
Computer Associates Intl           COM      204912109      5,647       95,400    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Computer Associates Intl           COM      204912109         47          800    Sole                     None
-----------------------------------------------------------------------------------------------------------------
Comverse Technology Inc.           COM      205862402     14,033       74,250    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Comverse Technology Inc.           COM      205862402        123          650    Defined       1          Sole
-----------------------------------------------------------------------------------------------------------------
Comverse Technology Inc.           COM      205862402      1,200        6,350    Defined       3          Sole
-----------------------------------------------------------------------------------------------------------------
Ebay Inc                           COM      278642103     17,847      101,400    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Ebay Inc                           COM      278642103        211        1,200    Sole                     None
-----------------------------------------------------------------------------------------------------------------
EMC Corp                           COM      268648102     21,455      171,644    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
EMC Corp                           COM      268648102        163        1,300    Sole                     None
-----------------------------------------------------------------------------------------------------------------
Ericsson LM Tele Co ADR            ADR      294821400    431,453    4,599,100    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Ericsson LM Tele Co ADR            ADR      294821400        722        7,700    Sole                     None
-----------------------------------------------------------------------------------------------------------------
Ericsson LM Tele Co ADR            ADR      294821400      6,642       70,800    Defined       1          Sole
-----------------------------------------------------------------------------------------------------------------
Ericsson LM Tele Co ADR            ADR      294821400      3,584       38,200    Defined       2          Sole
-----------------------------------------------------------------------------------------------------------------
Ericsson LM Tele Co ADR            ADR      294821400     41,662      444,100    Defined       3          Sole
-----------------------------------------------------------------------------------------------------------------
Exodus Communications Inc          COM      302088109     42,965      305,800    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Exodus Communications Inc          COM      302088109        492        3,500    Sole                     None
-----------------------------------------------------------------------------------------------------------------
Gap Stores                         COM      364760108     19,333      388,125    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Genentech Inc                      COM      368710406     15,626      102,800    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Genentech Inc                      COM      368710406        152        1,000    Sole                     None
-----------------------------------------------------------------------------------------------------------------
General Electric Company           COM      369604103        372        2,400    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Gigamedia Limited                  COM      Y2711Y104      8,995      165,800    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Gigamedia Limited                  COM      Y2711Y104         60        1,100    Defined       1          Sole
-----------------------------------------------------------------------------------------------------------------
Gigamedia Limited                  COM      Y2711Y104        564       10,400    Defined       3          Sole
-----------------------------------------------------------------------------------------------------------------
Glaxo Wellcome ADR                 ADR      37733W105        573       10,000    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Goldman Sachs Group Inc            COM      38141G104     41,839      398,000    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Goldman Sachs Group Inc            COM      38141G104        589        5,600    Sole                     None
-----------------------------------------------------------------------------------------------------------------
Grupo Televisa, S.A. Global GDS    GDS      40049J206     74,059    1,089,100    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Grupo Televisa, S.A. Global GDS    GDS      40049J206        265        3,900    Defined       1          Sole
-----------------------------------------------------------------------------------------------------------------
Grupo Televisa, S.A. Global GDS    GDS      40049J206        306        4,500    Defined       2          Sole
-----------------------------------------------------------------------------------------------------------------
Grupo Televisa, S.A. Global GDS    GDS      40049J206      7,324      107,700    Defined       3          Sole
-----------------------------------------------------------------------------------------------------------------
Home Depot Inc                     COM      437076102     11,141      172,729    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
IDEC Pharmaceuticals Corp.         COM      449370105     13,303      135,400    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
IDEC Pharmaceuticals Corp.         COM      449370105        147        1,500    Sole                     None
-----------------------------------------------------------------------------------------------------------------
Immunex Corp                       COM      452528102     49,855      785,900    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Immunex Corp                       COM      452528102        381        6,000    Sole                     None
-----------------------------------------------------------------------------------------------------------------
Incyte Genomics, Inc.              COM      45337C102      6,741       77,100    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Incyte Genomics, Inc.              COM      45337C102         70          800    Sole                     None
-----------------------------------------------------------------------------------------------------------------
Infosys Technologies - ADR         ADR      456788108     23,855      123,600    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Infosys Technologies - ADR         ADR      456788108        154          800    Defined       1          Sole
-----------------------------------------------------------------------------------------------------------------
Infosys Technologies - ADR         ADR      456788108      1,505        7,800    Defined       3          Sole
-----------------------------------------------------------------------------------------------------------------
Inktomi Corp                       COM      457277101     25,526      130,900    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Inktomi Corp                       COM      457277101        312        1,600    Sole                     None
-----------------------------------------------------------------------------------------------------------------
Intel Corp                         COM      458140100     59,979      454,600    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Intel Corp                         COM      458140100        158        1,200    Sole                     None
-----------------------------------------------------------------------------------------------------------------
Internet Cap                       COM      46059C106     17,611      195,000    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Internet Cap                       COM      46059C106        181        2,000    Sole                     None
-----------------------------------------------------------------------------------------------------------------
Internet Initiative - ADR          ADR      46059T109     28,667      411,000    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Internet Initiative - ADR          ADR      46059T109      1,249       17,900    Defined       1          Sole
-----------------------------------------------------------------------------------------------------------------
Internet Initiative - ADR          ADR      46059T109        279        4,000    Defined       2          Sole
-----------------------------------------------------------------------------------------------------------------
Internet Initiative - ADR          ADR      46059T109      3,453       49,500    Defined       3          Sole
-----------------------------------------------------------------------------------------------------------------
JDS Uniphase Corp                  COM      46612J101     36,759      304,892    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
JDS Uniphase Corp                  COM      46612J101        217        1,800    Sole                     None
-----------------------------------------------------------------------------------------------------------------
Juniper Networks Inc               COM      48203R104     52,265      198,300    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Juniper Networks Inc               COM      48203R104        448        1,700    Sole                     None
-----------------------------------------------------------------------------------------------------------------
Korea Telecom - ADR                ADR      50063P103      9,485      216,800    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Korea Telecom - ADR                ADR      50063P103        105        2,400    Defined       1          Sole
-----------------------------------------------------------------------------------------------------------------
Korea Telecom - ADR                ADR      50063P103        608       13,900    Defined       3          Sole
-----------------------------------------------------------------------------------------------------------------
Legg Mason Inc                     COM      524901105     10,389      240,200    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Legg Mason Inc                     COM      524901105        121        2,800    Sole                     None
-----------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc       COM      524908100     14,113      145,500    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc       COM      524908100        136        1,400    Sole                     None
-----------------------------------------------------------------------------------------------------------------
Longview Fibre Company             COM      543213102      1,642      111,300    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Medimmune Inc.                     COM      584699102     17,709      101,700    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Medimmune Inc.                     COM      584699102        174        1,000    Sole                     None
-----------------------------------------------------------------------------------------------------------------
Medtronics                         COM      585055106     18,518      360,000    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.          COM      590188108     42,158      401,500    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.          COM      590188108        368        3,500    Sole                     None
-----------------------------------------------------------------------------------------------------------------
Microsoft Corp                     COM      594918104        106        1,000    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
MIH Ltd                            COM      G6116R101      4,484       73,500    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
MIH Ltd                            COM      G6116R101         49          800    Defined       1          Sole
-----------------------------------------------------------------------------------------------------------------
MIH Ltd                            COM      G6116R101        342        5,600    Defined       3          Sole
-----------------------------------------------------------------------------------------------------------------
Millennium Pharmaceuticals         COM      599902103     10,169       78,300    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Millennium Pharmaceuticals         COM      599902103        104          800    Sole                     None
-----------------------------------------------------------------------------------------------------------------
Millipore Corp                     COM      601073109     10,983      194,600    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Millipore Corp                     COM      601073109        107        1,900    Sole                     None
-----------------------------------------------------------------------------------------------------------------
Morgan St Dean Witter & Co         COM      617446448     68,129      835,300    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Morgan St Dean Witter & Co         COM      617446448        677        8,300    Sole                     None
-----------------------------------------------------------------------------------------------------------------
Nextel Communications Inc-A        COM      65332V103     42,222      284,800    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Nextel Communications Inc-A        COM      65332V103        415        2,800    Sole                     None
-----------------------------------------------------------------------------------------------------------------
Nokia Corp - ADR                   ADR      654902204      3,411       15,700    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Nortel Networks Corp               COM      656569100    103,270      819,600    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Nortel Networks Corp               COM      656569100      1,273       10,100    Defined       2          Sole
-----------------------------------------------------------------------------------------------------------------
Nortel Networks Corp               COM      656569100     14,641      116,200    Defined       3          Sole
-----------------------------------------------------------------------------------------------------------------
Oracle Corporation                 COM      68389X105     32,520      416,592    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Oracle Corporation                 COM      68389X105        297        3,800    Sole                     None
-----------------------------------------------------------------------------------------------------------------
P Acucar Cbd - ADR                 ADR      20440T201        815       22,800    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Pe Corp-Celera Genomics Grp        COM      69332S201        311        3,400    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Phone.Com Inc                      COM      71920Q100      3,817       23,400    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
PMC Sierra                         COM      69344F106    100,927      495,500    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
PMC Sierra                         COM      69344F106      1,222        6,000    Defined       2          Sole
-----------------------------------------------------------------------------------------------------------------
PMC Sierra                         COM      69344F106     13,362       65,600    Defined       3          Sole
-----------------------------------------------------------------------------------------------------------------
Qiagen N.V.                        COM      N72482107     13,573       99,800    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Qiagen N.V.                        COM      N72482107        272        2,000    Defined       1          Sole
-----------------------------------------------------------------------------------------------------------------
Qiagen N.V.                        COM      N72482107        136        1,000    Defined       2          Sole
-----------------------------------------------------------------------------------------------------------------
Qiagen N.V.                        COM      N72482107      1,686       12,400    Defined       3          Sole
-----------------------------------------------------------------------------------------------------------------
Qualcomm Inc                       COM      747525103     17,276      115,700    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Qualcomm Inc                       COM      747525103        164        1,100    Sole                     None
-----------------------------------------------------------------------------------------------------------------
Research In Motion                 COM      760975102     62,260      584,600    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Research In Motion                 COM      760975102        756        7,100    Defined       2          Sole
-----------------------------------------------------------------------------------------------------------------
Research In Motion                 COM      760975102      8,371       78,600    Defined       3          Sole
-----------------------------------------------------------------------------------------------------------------
Rostelecom - ADR                   ADR      778529107      3,256      137,100    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Rostelecom - ADR                   ADR      778529107         31        1,300    Defined       1          Sole
-----------------------------------------------------------------------------------------------------------------
Rostelecom - ADR                   ADR      778529107        276       11,600    Defined       3          Sole
-----------------------------------------------------------------------------------------------------------------
Satyam Infoway Ltd ADR             ADR      804099109     14,709      274,300    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Satyam Infoway Ltd ADR             ADR      804099109        129        2,400    Defined       1          Sole
-----------------------------------------------------------------------------------------------------------------
Satyam Infoway Ltd ADR             ADR      804099109      1,073       20,000    Defined       3          Sole
-----------------------------------------------------------------------------------------------------------------
SK Telecom ADR                     ADR      78440P108     40,710    1,043,836    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
SK Telecom ADR                     ADR      78440P108        331        8,494    Defined       1          Sole
-----------------------------------------------------------------------------------------------------------------
SK Telecom ADR                     ADR      78440P108      2,494       63,947    Defined       3          Sole
-----------------------------------------------------------------------------------------------------------------
Sony Corp - ADR                    ADR      835699307      2,157        7,700    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Sycamore Networks Inc              COM      871206108     19,596      151,900    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Sycamore Networks Inc              COM      871206108        206        1,600    Sole                     None
-----------------------------------------------------------------------------------------------------------------
Taiwan Semi Man - ADR              ADR      874039100     14,546      255,200    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Taiwan Semi Man - ADR              ADR      874039100         29          500    Defined       1          Sole
-----------------------------------------------------------------------------------------------------------------
Taiwan Semi Man - ADR              ADR      874039100        222        3,900    Defined       3          Sole
-----------------------------------------------------------------------------------------------------------------
TD Waterhouse Group                COM      872362108     21,463      858,500    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
TD Waterhouse Group                COM      872362108        305       12,200    Defined       2          Sole
-----------------------------------------------------------------------------------------------------------------
TD Waterhouse Group                COM      872362108      3,363      134,500    Defined       3          Sole
-----------------------------------------------------------------------------------------------------------------
Telebras Spons ADR                 ADR      879287308     47,601      318,000    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Telebras Spons ADR                 ADR      879287308        344        2,300    Defined       1          Sole
-----------------------------------------------------------------------------------------------------------------
Telebras Spons ADR                 ADR      879287308      2,305       15,400    Defined       3          Sole
-----------------------------------------------------------------------------------------------------------------
Telecentro Sul Participa ADR       ADR      879239101      8,724      107,700    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Telecentro Sul Participa ADR       ADR      879239101         89        1,100    Defined       1          Sole
-----------------------------------------------------------------------------------------------------------------
Telecentro Sul Participa ADR       ADR      879239101        753        9,300    Defined       3          Sole
-----------------------------------------------------------------------------------------------------------------
Telefonos de Mexico ADR            ADR      879403780     50,277      750,400    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Telefonos de Mexico ADR            ADR      879403780        322        4,800    Defined       1          Sole
-----------------------------------------------------------------------------------------------------------------
Telefonos de Mexico ADR            ADR      879403780      2,586       38,600    Defined       3          Sole
-----------------------------------------------------------------------------------------------------------------
Texas Instruments Inc              COM      882508104     72,551      453,445    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Texas Instruments Inc              COM      882508104        336        2,100    Sole                     None
-----------------------------------------------------------------------------------------------------------------
Time Warner                        COM      887315109     12,400      124,000    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Time Warner                        COM      887315109        180        1,800    Sole                     None
-----------------------------------------------------------------------------------------------------------------
Trend Micro Inc - ADR              ADR      89486M107      1,593       91,700    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Trend Micro Inc - ADR              ADR      89486M107        348       20,000    Defined       1          Sole
-----------------------------------------------------------------------------------------------------------------
Unibanco - ADR                     ADR      90458E107      2,486       78,300    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Unibanco - ADR                     ADR      90458E107         22          700    Defined       1          Sole
-----------------------------------------------------------------------------------------------------------------
Unibanco - ADR                     ADR      90458E107        206        6,500    Defined       3          Sole
-----------------------------------------------------------------------------------------------------------------
Univision Communications           COM      914906102     15,187      134,400    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Univision Communications           COM      914906102        147        1,300    Sole                     None
-----------------------------------------------------------------------------------------------------------------
Veritas Software Corp              COM      923436109     36,120      275,725    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Veritas Software Corp              COM      923436109        328        2,500    Sole                     None
-----------------------------------------------------------------------------------------------------------------
Wal Mart Stores Inc                COM      931142103     20,158      363,200    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Yahoo Inc.                         COM      984332106     55,696      325,000    Sole                     Sole
-----------------------------------------------------------------------------------------------------------------
Yahoo Inc.                         COM      984332106        326        1,900    Sole                     None
-----------------------------------------------------------------------------------------------------------------